Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments - fair values and risk management
Schedule of financial assets

		December 31,
	December 31,	2020,	As previously reported,
	2021	restated*	December 31, 2020
Financial assets at amortized cost
Trade receivables	41,675	30,720	30,909
Cash and cash equivalents	142,802	84,557	84,557
Loans receivable	123	8	8
Total	184,600	115,285	115,474

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Schedule of financial liabilities

		December 31,
	December 31,	2020,	As previously reported,
	2021	restated*	December 31, 2020
Financial liabilities not measured at fair value
Loans from shareholders	—	49	49
Lease liabilities	1,934	1,111	1,111
Trade and other payables	26,573	17,214	19,599
Total	28,507	18,374	20,759

	December 31, 2021	December 31, 2020
Financial liabilities measured at fair value
Share warrant obligations	22,029	—
Total	22,029	—

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Schedule of maximum exposure to credit risk at the reporting date

		December 31,	As previously
	December 31,	2020,	reported,
	2021	restated*	December 31, 2020
Loans receivables	123	8	8
Trade receivables	41,675	30,720	30,909
Cash and cash equivalents	142,802	84,557	84,557

Schedule of contractual maturities of financial liabilities

	Carrying	Contractual	3 months	Between	Between
December 31, 2021	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

	Carrying
	amounts as
	previously	Carrying	Contractual	3 months	Between	Between
December 31, 2020	reported	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,111	1,111	1,167	32	288	847
Trade and other payables	19,599	17,214	17,214	17,214	—	—
Loans from shareholders	49	49	49	—	49	—
	20,759	18,374	18,430	17,246	337	847

Schedule of exposure to foreign currency risk

December 31, 2021	Euro	Russian Ruble
Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

December 31, 2020	Euro	Russian Ruble
Assets
Loans receivable	8	—
Trade and other receivables	9,661	2,649
Cash and cash equivalents	11,404	741
	21,073	3,390
Liabilities
Lease liabilities	(1,111)	—
Trade and other payables	(5,811)	(3)
Loans and borrowings	(49)	—
	(6,971)	(3)
Net exposure	14,102	3,387

Schedule of sensitivity analysis

	Strengthening of US$	Weakening of US$ by
December 31, 2021	by 10%	10%
Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

	Strengthening of US$	Weakening of US$ by
December 31, 2020	by 10%	10%
Euro	(1,410)	1,410
Russian Ruble	(339)	339
	(1,749)	1,749